Machinery, Equipment and Improvements on Leased Assets - Summary of Property Plant and Equipment (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,905,684	$ 1,906,233	$ 1,655,688
Additions	323,456	(2,255)	240,811
Disposals	(139,151)	(7,417)	(9,737)
Currency translation effect	56,243	9,123	19,471
Ending balance	2,146,232	1,905,684	1,906,233
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,393,985	1,426,828
Ending balance	1,602,765	1,393,985	1,426,828
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	196,928	165,061
Ending balance	188,767	196,928	165,061
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	225,984	228,427
Ending balance	264,637	225,984	228,427
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	25,058	18,236
Ending balance	45,992	25,058	18,236
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	11,637	12,810
Ending balance	10,047	11,637	12,810
Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	52,092	54,871
Ending balance	34,024	52,092	54,871
Investment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,272,694	3,943,153	3,369,500
Additions	813,557	437,405	632,455
Disposals	(192,008)	(86,332)	(81,194)
Currency translation effect	87,414	(21,532)	22,392
Ending balance	4,981,657	4,272,694	3,943,153
Investment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,838,723	2,666,532	2,268,920
Additions	596,729	224,218	444,495
Disposals	(156,335)	(39,546)	(62,642)
Currency translation effect	(12,481)	(12,481)	15,759
Ending balance	3,341,641	2,838,723	2,666,532
Investment [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	347,567	301,326	240,898
Additions	19,308	60,415	61,414
Disposals	(900)	(12,209)	(1,455)
Currency translation effect	2,991	(1,965)	469
Ending balance	368,966	347,567	301,326
Investment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	910,748	814,463	710,584
Additions	160,764	133,162	107,381
Disposals	(12,237)	(30,576)	(9,104)
Currency translation effect	20,326	(6,301)	5,602
Ending balance	1,079,601	910,748	814,463
Investment [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	73,717	58,095	47,068
Additions	36,226	17,585	13,537
Disposals	(7,715)	(1,178)	(3,072)
Currency translation effect	1,573	(785)	562
Ending balance	103,801	73,717	58,095
Investment [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	29,592	31,154	30,432
Additions	530	1,261	1,633
Disposals	(428)	(2,823)	(911)
Ending balance	29,694	29,592	31,154
Investment [Member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	72,347	71,583	71,598
Additions		764	3,995
Disposals	(14,393)		(4,010)
Ending balance	57,954	72,347	71,583
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,367,010)	(2,036,920)	(1,713,812)
Additions	(490,101)	(439,660)	(391,644)
Disposals	52,857	78,915	71,457
Currency translation effect	31,171	30,655	(2,921)
Ending balance	(2,835,425)	(2,367,010)	(2,036,920)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,444,738)	(1,239,704)	(1,071,571)
Additions	(298,406)	(260,223)	(221,674)
Disposals	32,604	37,221	55,770
Currency translation effect	(28,336)	17,968	(2,229)
Ending balance	(1,738,876)	(1,444,738)	(1,239,704)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(150,639)	(136,265)	(117,093)
Additions	(28,847)	(26,821)	(20,839)
Disposals	866	11,059	1,864
Currency translation effect	(1,579)	1,388	(197)
Ending balance	(180,199)	(150,639)	(136,265)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(684,764)	(586,036)	(459,513)
Additions	(141,593)	(136,589)	(135,272)
Disposals	12,236	26,949	9,054
Currency translation effect	(843)	10,912	(305)
Ending balance	(814,964)	(684,764)	(586,036)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(48,659)	(39,859)	(34,558)
Additions	(15,464)	(10,210)	(8,177)
Disposals	6,727	1,023	3,066
Currency translation effect	(413)	387	(190)
Ending balance	(57,809)	(48,659)	(39,859)
Accumulated depreciation and amortisation [member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(17,955)	(18,344)	(16,776)
Additions	(2,116)	(2,274)	(2,354)
Disposals	424	2,663	786
Ending balance	(19,647)	(17,955)	(18,344)
Accumulated depreciation and amortisation [member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(20,255)	(16,712)	(14,301)
Additions	(3,675)	(3,543)	(3,328)
Disposals			917
Ending balance	$ (23,930)	$ (20,255)	$ (16,712)